UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

c/o Nanking Road Capital Management, LLC
111 Gillett Street
Hartford, CT 06105

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3604
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

ITEM 1.                      SCHEDULE OF INVESTMENTS

TAIWAN GREATER CHINA FUND
PORTFOLIO HIGHLIGHTS (Unaudited) / March 31, 2010

Security Classifications			Ten Largest Holdings
		Value		Percent of
Percent of Net Assets		(000)	Company	Net Assets

Common Stock	100.02%	$ 81,010	Hon Hai Precision Industry Co., Ltd.	12.42%
Short-Term Securities	0.03	21	MediaTek Inc.	8.14
Total Investments	100.05	81,031	Taiwan Semiconductor Manufacturing Co., Ltd.	6.49
Liabilities (Net of Other Assets)	(0.05)	(42)	Nan Ya Plastics Corp.	4.88
Net Assets	100.00%	$ 80,989	AU Optronics Corp.	4.69
			China Steel Corp.	4.34
			Formosa Plastics Corp.	4.26
			Asustek Computer Inc.	4.15
			Formosa Chemicals & Fiber Corp.	3.25
			Delta Electronics Inc.	2.80

Industry Diversification
		Percent of
Ten Largest Sectors		Net Assets

Computer Systems & Hardware		23.85%
Semiconductors		19.86
Plastics		12.39
Electronic Components		10.37
Flat-Panel Displays		7.19
Steel		4.48
Food		3.89
Financial Services		3.50
Computer Peripherals/ODM		3.22
Cement		2.39

SCHEDULE OF INVESTMENTS (Unaudited) / March 31, 2010

COMMON STOCK — 100.02%
			% of	U.S. Dollar
Shares			Net Assets	Value
Cement — 2.39%
716,683		Asia Cement Corp.	0.86	$699,038
1,312,373		Taiwan Cement Corp.	1.53	1,236,705
				1,935,743
Circuit Boards — 0.30%
72,000		Tripod Technology Corp.	0.30	243,530

Communications Equipment — 0.31%
156,491		Gemtek Technology	0.31	253,084

Computer Peripherals/ODM — 3.22%
174,628		Chicony Electronics Co., Ltd.	0.57	464,283
98,843		HTC Corp.	1.43	1,153,803
745,350		Lite-on Technology Corp.	1.22	988,484
				2,606,570
Computer Systems & Hardware — 23.85%
453,397		Acer Inc.	1.65	1,338,115
1,932,228		Asustek Computer Inc.	4.15	3,361,982
820,676		Compal Electronics Inc.	1.32	1,072,889
2,324,860		Hon Hai Precision Industry Co., Ltd.	12.42	10,057,996
1,073,046		Quanta Computer Inc.	2.57	2,079,749
774,300		Wistron Corp.	1.74	1,405,714
				19,316,445
Electrical & Machinery — 0.58%
366,000		Teco Electric & Machinery Co., Ltd.	0.20	160,645
790,837	*	Walsin Lihwa Corp.	0.38	311,035
				471,680
Electronic Components — 10.37%
277,343		Catcher Technology Co., Ltd.	0.84	680,650
438,000		Coretronic Corp.	0.77	620,842
716,991		Delta Electronics Inc.	2.80	2,267,210
144,715		Everlight Electronics Co.	0.55	448,955
238,034		Foxconn Technology Co., Ltd.	1.08	872,523
42,000		Kinsus Interconnect Technology Corp.	0.14	109,947
17,340		Largan Precision Co., Ltd.	0.32	260,516
29,629		Motech Industry Co., Ltd.	0.15	125,853
226,658	*	Prime View International Co., Ltd.	0.51	410,063
139,405		Shin Zu Shing Co., Ltd.	0.73	592,139
85,100		Simplo Technology Co., Ltd.	0.60	484,641
248,450		TXC Corp.	0.54	435,418
199,378		Unimicron Technology Corp.	0.32	255,633
444,000		WPG Holdings Co., Ltd.	0.89	725,040
10,000		Young Fast Optoelectronics Co., Ltd.	0.13	105,876
				8,395,306
Electronics/Other — 2.29%
209,000		Lumax International Corp., Ltd.	0.47	377,459
667,776		Synnex Technology International Corp.	1.82	1,470,757
				1,848,216
Financial Services — 3.50%
1,210,000	*	Cathay Financial Holding Co., Ltd.	2.49	2,017,777
673,000	*	Fubon Financial Holding Co., Ltd.	1.01	817,362
				2,835,139
Flat-Panel Displays — 7.19%
3,345,292		AU Optronics Corp.	4.69	3,799,734
2,821,951	*	Chunghwa Picture Tubes, Ltd.	0.40	322,306
1,116,732		Innolux Display Corp.	2.10	1,702,373
				5,824,413
Food — 3.89%
159,375		Great Wall Enterprises Co.	0.20	163,725
436,000		Tingyi (Cayman Islands) Holdings Corp.	1.27	1,027,686
1,384,266		Uni-President Enterprise Corp.	1.94	1,574,490
550,000		Want Want China Holdings, Ltd.	0.48	389,626
				3,155,527
Glass, Paper & Pulp — 0.64%
487,365		Taiwan Glass Industrial Corp.	0.64	516,769

Hotels — 0.10%
7,700		Formosa International Hotels Corp.	0.10	84,189

Internet Content-Entertainment — 0.12%
9,000		Chinese Gamer International Corp.	0.12	97,270

Plastics — 12.39%
1,124,897		Formosa Chemicals & Fiber Corp.	3.25	2,629,744
1,567,271		Formosa Plastics Corp.	4.26	3,451,867
1,938,968		Nan Ya Plastics Corp.	4.88	3,953,280
				10,034,891
Retailing — 0.25%
92,850		Far Eastern Department Stores Co., Ltd.	0.09	76,833
50,445		President Chain Store Corp.	0.16	125,706
				202,539
Rubber — 1.12%
426,754		Cheng Shin Rubber Ind. Co., Ltd.	1.12	907,687

Semiconductors — 19.86%
2,248,762		Advanced Semiconductor Engineering Inc.	2.53	2,051,887
380,346		MediaTek Inc.	8.14	6,593,901
64,000		Novatek Microelectronics Corp., Ltd.	0.25	199,355
105,851		Powertech Technology Inc.	0.47	378,010
13,650		RichTek Technology Corp.	0.18	146,024
520,193		Siliconware Precision Industries Co., Ltd.	0.77	626,867
2,717,284		Taiwan Semiconductor Manufacturing Co., Ltd.	6.49	5,258,018
1,571,397		United Microelectronics Corp.	1.03	833,101
				16,087,163
Steel — 4.48%
3,399,696		China Steel Corp.	4.34	3,513,884
101,004		Tung Ho Steel Enterprise Corp.	0.14	114,566
				3,628,450
Textiles — 1.19%
880,334		Far Eastern New Century Corp.	1.19	966,685

Transportation — 0.40%
159,000		U-Ming Marine Transport Corp.	0.40	322,177

Other Non-Tech — 1.58%
168,660		Giant Manufacturing Co., Ltd.	0.60	488,746
375,900		Merida Industry Co., Ltd	0.71	572,440
263,696		Pou Chen Corp.	0.27	215,304
				1,276,490

TOTAL COMMON STOCK (COST $69,868,360)				81,009,963

SHORT TERM SECURITIES — 0.03%

Time Deposit — 0.03%
Wells Fargo - Grand Cayman, 0.03%, Due 04/01/10			0.03	21,028

TOTAL SHORT-TERM SECURITIES (COST $21,028)				21,028

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $69,889,388)			100.05	81,030,991

OTHER LIABILITIES (LESS OTHER ASSETS)			(0.05)	(42,018)

NET ASSETS			100.00	$80,988,973

At March 31, 2010, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes.  At March 31, 2010, the unrealized appreciation of $12,813,629 for financial reporting purposes consisted of $18,498,399 of gross unrealized appreciation and $5,684,770 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.

Notes to Schedule of Investments

— Fair Value Measurements — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new requirements for disclosures into and out of Levels I and II fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level III fair-valued measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level III reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level III activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that adoption will have on the Trust’s portfolio holdings disclosures.

    The Trust values its investments in accordance with Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement.  The changes to current practices resulting from the application of ASC 820 relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. ASC 820 emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by ASC 820 hierarchy are as follows:

    Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

    Level II – Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

    Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

    In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

    The following table summarizes the valuation of the Trust’s securities using the fair value hierarchy:

At March 31, 2010	Level I*	Level II*	Level III	Total

Investments, at value	$81,030,991	-	-	$81,030,991
Common Stocks	81,009,963	-	-	81,009,963
Time Deposits	21,028	-	-	21,028

*At March 31, 2010, there were no significant transfers in or out of Level I and Level II fair value measurements.

— Subsequent Events — Management of the Fund has performed an evaluation of the subsequent events through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are filed as Exhibits Ex.99.906 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By:  /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: 05/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: 05/27/10

By:  /s/ Regina Foley
Name: Regina Foley
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Date: 05/27/10